VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
VESSELS AND EQUIPMENT, NET [Abstract]
Vessels and Equipment, Net
The capitalized cost of the vessels and equipment, and the related accumulated depreciation at December 31, 2013 and 2012 were as follows:

	At December 31,
	2013	2012

Ocean-going vessels	$123,994	$115,375
River barges and pushboats	415,817	411,820
PSVs	365,823	223,032
Advances for PSV construction	-	53,496
Furniture and equipment	12,882	11,822
Building, land, operating base and shipyard	53,752	54,902
Total original book value	972,268	870,447
Accumulated depreciation	(256,837)	(222,928)
Net book value	$715,431	$647,519